                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  SCHEDULE 13D
                                (Amendment No. 2)

                    Under the Securities Exchange Act of 1934



                            Target Technologies, Inc.
                                (Name of Issuer)


                          Common Stock, Par Value $0.01
                         (Title of Class of Securities)


                                    87612N106
                      (CUSIP Number of Class of Securities)


                                 Patricia Renda
                           WisdomTree Associates, L.P.
                            1633 Broadway, 38th Floor
                            New York, New York 10019
                                 (212) 843-2782
- - -----------------------------------------------------------------------------
                  (Name, Address and Telephone Number of Person
                Authorized to Receive Notices and Communications)

                                   Copies to:

                                 Roger D. Blanc
                            Willkie Farr & Gallagher
                              153 East 53rd Street
                               New York, NY 10022
                                 (212) 821-8000

                                 April 23, 1996
- - -----------------------------------------------------------------------------
                          (Date of Event which Requires
                            Filing of this Schedule)

          If the  filing  person has  previously  filed a  statement  on
 Schedule  13G to report the  acquisition  which is the  subject of this
 Schedule 13D, and is filing this schedule because of Rule 13d-1(b)(3) or (4), check the following: |_|

          Check the following box if a fee is being paid with this statement: |_|



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                                  SCHEDULE 13D



CUSIP No.  87612N106
                                                Page    2    of    7   Pages


 1   NAME OF REPORT PERSON
     S.S. OR I.R.S. IDENTIFICATION NO. OF ABOVE PERSON

     WisdomTree Capital Management, Inc.                   I.D. #13-3729429

 2   CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP            (a)  [ ]
                                                                 (b)  [X]

 3   SEC USE ONLY


 4   SOURCE OF FUNDS*

     AF

 5 CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDING IS REQUIRED PURSUANT TO ITEMS 2(d) or 2(e) [ ]


 6   CITIZENSHIP OR PLACE OF ORGANIZATION

     New York

                  7      SOLE VOTING POWER

                         0 shares of Common Stock

  NUMBER OF       8      SHARED VOTING POWER
   SHARES
BENEFICIALLY             280,000 shares of Common Stock
  OWNED BY
    EACH          9      SOLE DISPOSITIVE POWER
  REPORTING
 PERSON WITH             0 shares of Common Stock

                  10     SHARED DISPOSITIVE POWER

                         280,000 shares of Common Stock


11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH PERSON

     280,000 shares of Common Stock

12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN
     SHARES*  [ ]


13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

     6.4%

14   TYPE OF REPORTING PERSON*

     CO

                      *SEE INSTRUCTIONS BEFORE FILLING OUT!
          INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
       (INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

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                                  SCHEDULE 13D



CUSIP No.  87612N106
                                                 Page    3    of    7   Pages


 1   NAME OF REPORT PERSON
     S.S. OR I.R.S. IDENTIFICATION NO. OF ABOVE PERSON

     WisdomTree Associates, L.P.


 2   CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP
                                                                      (a) [ ]
                                                                      (b) [X]


 3   SEC USE ONLY


 4   SOURCE OF FUNDS*

     WC

 5 CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDING IS REQUIRED PURSUANT TO ITEMS 2(d) or 2(e) [ ]


 6   CITIZENSHIP OR PLACE OF ORGANIZATION

     New York


                  7      SOLE VOTING POWER

                         0 shares of Common Stock

  NUMBER OF       8      SHARED VOTING POWER
   SHARES
BENEFICIALLY             240,000 shares of Common Stock
  OWNED BY
    EACH          9      SOLE DISPOSITIVE POWER
  REPORTING
 PERSON WITH             0 shares of Common Stock

                  10     SHARED DISPOSITIVE POWER

                         240,000 shares of Common Stock


11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH PERSON

     240,000 shares of Common Stock

12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN
     SHARES* [ ]


13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

     5.5%

14   TYPE OF REPORTING PERSON*

     PN

                      *SEE INSTRUCTIONS BEFORE FILLING OUT!
          INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
       (INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

                                  SCHEDULE 13D



CUSIP No.  87612N106
                                                 Page    4    of    7   Pages


 1   NAME OF REPORT PERSON
     S.S. OR I.R.S. IDENTIFICATION NO. OF ABOVE PERSON

     WisdomTree Offshore, Ltd.


 2   CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP
                                                                      (a) [ ]
                                                                      (b) [X]

 3   SEC USE ONLY


 4   SOURCE OF FUNDS*

     WC

 5 CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDING IS REQUIRED PURSUANT TO ITEMS 2(d) or 2(e) [ ]


 6   CITIZENSHIP OR PLACE OF ORGANIZATION

     Cayman Islands


                  7      SOLE VOTING POWER

                         0 shares of Common Stock

  NUMBER OF       8      SHARED VOTING POWER
   SHARES
BENEFICIALLY             40,000 shares of Common Stock
  OWNED BY
    EACH          9      SOLE DISPOSITIVE POWER
  REPORTING
 PERSON WITH             0 shares of Common Stock

                  10     SHARED DISPOSITIVE POWER

                         40,000 shares of Common Stock



11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH PERSON

     40,000 shares of Common Stock

12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN
     SHARES*  [ ]


13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

     0.9%

14   TYPE OF REPORTING PERSON*

     OO


                      *SEE INSTRUCTIONS BEFORE FILLING OUT!
          INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
      (INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

                                  SCHEDULE 13D



CUSIP No.  87612N106
                                                Page    5    of    7   Pages



 1   NAME OF REPORT PERSON
     S.S. OR I.R.S. IDENTIFICATION NO. OF ABOVE PERSON

     Jonathan L. Steinberg                                I.D. ####-##-####

 2   CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP
                                                                      (a) [ ]
                                                                      (b) [ ]


 3   SEC USE ONLY


 4   SOURCE OF FUNDS*

     AF

 5 CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDING IS REQUIRED PURSUANT TO ITEMS 2(d) or 2(e) [ ]


 6   CITIZENSHIP OR PLACE OF ORGANIZATION

     United States


                  7      SOLE VOTING POWER

                         0 shares of Common Stock

  NUMBER OF       8      SHARED VOTING POWER
   SHARES
BENEFICIALLY             280,000 shares of Common Stock
  OWNED BY
    EACH          9      SOLE DISPOSITIVE POWER
  REPORTING
 PERSON WITH             0 shares of Common Stock

                  10     SHARED DISPOSITIVE POWER

                         280,000 shares of Common Stock



11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH PERSON

     280,000 shares of Common Stock

12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN
     SHARES*  [ ]


13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

     6.4%

14   TYPE OF REPORTING PERSON*

     IN

                      *SEE INSTRUCTIONS BEFORE FILLING OUT!
          INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
       (INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

         This Amendment No. 2, dated April 29, 1996, to Amendment No. 1 to the
Schedule 13D, dated April 23, 1996, filed on behalf of WisdomTree Associates, L.P. (the "Partnership"), WisdomTree Capital Management, Inc. (the "General Partner"), WisdomTree Offshore, Ltd. ("WisdomTree Offshore") and Jonathan L. Steinberg ("Mr. Steinberg"), relates to the Common Stock, par value $0.01 per share (the "Common Stock") of Target Technologies, Inc., a New York corporation (the "Company") and is being filed pursuant to Rule 13d-2 under the Securities and Exchange Act of 1934, as amended.

Item 5.  Interest in Securities of the Issuer.

         The first sentence of Item 5(a) is hereby amended and restated to correct a typographical error as set forth below:

         (a) As of April 17, 1996, the Partnership beneficially owned a total of 240,000 shares of the Common Stock of the Company, the General Partner beneficially owned a total of 280,000 shares of the Common Stock of the Company, WisdomTree Offshore beneficially owned a total of 40,000 shares of the Common Stock of the Company and Mr. Steinberg beneficially owned a total of 280,000 shares of the Common Stock of the Company, constituting 5.5%, 6.4%, 0.9% and 6.4%, respectively, of the shares of Common Stock then outstanding, based on 4,347,293 shares of Common Stock outstanding as disclosed in the Company's quarterly report on Form 10-Q for the quarter ended November 30, 1995.

                                   SIGNATURES


          After reasonable inquiry and to the best of our knowledge and belief, the undersigned certify that the information set forth in this statement is true, complete and correct.




Dated: April 29, 1996                           WISDOMTREE ASSOCIATES, L.P.

                                                By: WisdomTree Capital
                                                    Management, Inc.,
                                                    General Partner



                                                By:/s/ Scot A. Rosenblum
                                                   Name:  Scot A. Rosenblum
                                                   Title: Vice President




Dated: April 29, 1996                           WISDOMTREE CAPITAL
                                                MANAGEMENT, INC.



                                                By:/s/ Scot A. Rosenblum
                                                   Name:  Scot A. Rosenblum
                                                   Title: Vice President




Dated: April 29, 1996                           WISDOMTREE OFFSHORE, LTD.



                                                By:/s/ Scot A. Rosenblum
                                                   Name:  Scot A. Rosenblum
                                                   Title: Director



Dated: April 29, 1996                           By:/s/ Jonathan L. Steinberg
                                                       Jonathan L. Steinberg